PREPAYMENTS, NET - Prepayments (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
PREPAYMENTS, NET
Prepayment for R&D	$ 17,340,933	$ 13,296,763
Prepayment for purchase of property and equipment	1,360,542	1,378,198
Prepayment for purchase of materials and others	4,634,380	3,305,963
Prepaid expense for others	1,006,706	319,196
Subtotal	24,342,561	18,300,120
Less: impairment loss	(4,959)	(4,867)	$ (4,888)	$ (5,002)
Subtotal, net	24,337,602	18,295,253
Less: Long term portion	(8,353,796)	(8,021,046)
Prepayments, net - current portion	$ 15,983,806	$ 10,274,207